Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Net

	As of December 31,
	2021	2022
	RMB	RMB
Cost:
Trademark	625,715	618,893
Software	32,942	40,301
Customer relationship	90,479	88,138
Technique	43,085	41,971
Non-compete	6,900	6,900
Total cost	799,121	796,203
Less: accumulated amortization	(53,270)	(106,534)
Intangible assets, net	745,851	689,669

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

As of December 31, 2022, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31,
RMB

2023	53,717
2024	53,205
2025	52,812
2026	51,195
2027 and thereafter	478,740
Total expected amortization expense	689,669